Cover - shares	12 Months Ended
	Dec. 31, 2022	Apr. 28, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-35016
Entity Registrant Name	TROOPS, Inc.
Entity Central Index Key	0001412095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21/F, 8 Fui Yiu Kok Street
Entity Address, City or Town	Tsuen Wan
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.004 per share
Trading Symbol	TROO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		101,597,998
Entity Address, Region	New Territories
ICFR Auditor Attestation Flag	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	21/F, 8 Fui Yiu Kok Street
Entity Address, City or Town	Tsuen Wan
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3286-3200
Entity Address, Region	New Territories
Contact Personnel Name	Chung Hang LUI